Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Newegg Commerce, Inc.
Trading Symbol	NEGG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	380,413,497
Amendment Flag	false
Entity Central Index Key	0001474627
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34661
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	17560 Rowland Street
Entity Address, City or Town	City of Industry
Entity Address, Country	CA
Entity Address, Postal Zip Code	91748
Title of 12(b) Security	Common Shares, par value $0.021848
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	243
Auditor Name	BDO USA, P.C
Auditor Location	Los Angeles, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	17560 Rowland Street
Entity Address, City or Town	City of Industry
Entity Address, Country	CA
Entity Address, Postal Zip Code	91748
Contact Personnel Name	Christina Ching
City Area Code	(626)
Local Phone Number	271-9700